Mining Properties (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Mining Properties
Mining properties	$ 692,472	$ 686,052	$ 649,905
Accumulated depletion	(276,615)	(258,978)	(203,416)
Operational mining properties, net	415,857	427,074	446,489
Mineral interest	2,233,037	1,822,493	1,729,064
Accumulated depletion	(291,205)	(257,758)	(174,668)
Mineral interest, net	1,941,832	1,564,735	1,554,396
Non-producing and development properties	0	142	142
Total mining properties	2,357,689	1,991,951	2,001,027
Palmarejo [Member]
Mining Properties
Mining properties	162,855	155,722	134,296
Accumulated depletion	(94,647)	(82,037)	(53,060)
Operational mining properties, net	68,208	73,685	81,236
Mineral interest	1,660,580	1,658,389	1,658,389
Accumulated depletion	(266,499)	(235,795)	(158,627)
Mineral interest, net	1,394,081	1,422,594	1,499,762
Non-producing and development properties	0	0	0
Total mining properties	1,462,289	1,496,279	1,580,998
San Bartolome [Member]
Mining Properties
Mining properties	70,360	70,322	68,684
Accumulated depletion	(20,305)	(18,439)	(14,989)
Operational mining properties, net	50,055	51,883	53,695
Mineral interest	26,643	26,642	26,642
Accumulated depletion	(8,037)	(7,338)	(6,007)
Mineral interest, net	18,606	19,304	20,635
Non-producing and development properties	0	0	0
Total mining properties	68,661	71,187	74,330
Kensington [Member]
Mining Properties
Mining properties	338,907	333,619	321,456
Accumulated depletion	(60,310)	(46,649)	(27,160)
Operational mining properties, net	278,597	286,970	294,296
Mineral interest	0	0	0
Accumulated depletion	0	0	0
Mineral interest, net	0	0	0
Non-producing and development properties	0	0	0
Total mining properties	278,597	286,970	294,296
Rochester [Member]
Mining Properties
Mining properties	120,350	114,973	112,826
Accumulated depletion	(101,353)	(100,437)	(97,834)
Operational mining properties, net	18,997	14,536	14,992
Mineral interest	0	0	0
Accumulated depletion	0	0	0
Mineral interest, net	0	0	0
Non-producing and development properties	0	0	0
Total mining properties	18,997	14,536	14,992
Martha [Member]
Mining Properties
Mining properties		11,416	12,643
Accumulated depletion		(11,416)	(10,373)
Operational mining properties, net		0	2,270
Mineral interest		0	0
Accumulated depletion		0	0
Mineral interest, net		0	0
Non-producing and development properties		0	0
Total mining properties		0	2,270
Endeavor [Member]
Mining Properties
Mining properties	0	0	0
Accumulated depletion	0	0	0
Operational mining properties, net	0	0	0
Mineral interest	44,033	44,033	44,033
Accumulated depletion	(16,669)	(14,625)	(10,034)
Mineral interest, net	27,364	29,408	33,999
Non-producing and development properties	0	0
Total mining properties	27,364	29,408	33,999
Joaquin Project - Argentina [Member]
Mining Properties
Mining properties	0	0	0
Accumulated depletion	0	0	0
Operational mining properties, net	0	0	0
Mineral interest	93,429	93,429	0
Accumulated depletion	0	0	0
Mineral interest, net	93,429	93,429	0
Non-producing and development properties	0	0	0
Total mining properties	93,429	93,429	0
Other Properties [Member]
Mining Properties
Mining properties		0
Accumulated depletion		0
Operational mining properties, net		0
Mineral interest		0
Accumulated depletion		0
Mineral interest, net		0
Non-producing and development properties		142
Total mining properties		142
Other Mining Properties [Member]
Mining Properties
Mining properties		11,416	0
Accumulated depletion		(11,416)	0
Operational mining properties, net		0	0
Mineral interest		0	0
Accumulated depletion		0	0
Mineral interest, net		0	0
Non-producing and development properties		142	142
Total mining properties		142	142
La Preciosa [Member]
Mining Properties
Mining properties	0
Accumulated depletion	0
Operational mining properties, net	0
Mineral interest	408,352
Accumulated depletion	0
Mineral interest, net	408,352
Non-producing and development properties	0
Total mining properties	$ 408,352